INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 16:-	Income Taxes

a.	Israeli taxation:

1.	Taxable income of Israeli companies was (or is, as appropriate) subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"):

Some operations of certain of Formula's Israeli subsidiaries have been granted "Approved Enterprise" and "Privileged Enterprise" status pursuant to the Investment Law, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at regular rates.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the

Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes, only upon the complete liquidation of the applicable Israeli subsidiary. Tax-exempt income generated under the Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or liquidation.

For all the above referred to operations, the benefit periods under the Law have not yet commenced.

The entitlement to the above benefits is conditional upon the fulfillment of the conditions stipulated by the Investment Law and related regulations (see below). Should any of Formula's Israeli subsidiaries fail to meet such requirements in the future, income attributable to the relevant entity's Approved Enterprise or Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate, and the entity could be required to refund a portion of the tax benefits already received with respect to such programs. As of December 31, 2012, management believes that Formula's Israeli subsidiaries are in compliance with all of the conditions required by the Investment Law.

Effective January 1, 2011, the Israeli Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). Under the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Formula's Israeli subsidiaries entire preferred income (as defined under the Amendment). These subsidiaries will be able to opt to apply (the election is irrevocable) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969 (or the "Industrial Encouragement Law:

It is Formula’s management belief that some of its subsidiaries currently qualify as an "Industrial Company," as defined by the Industrial Encouragement Law. That Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, these subsidiaries are entitled to certain tax benefits including, inter alia, accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

4.	Commencing in 2005, some of Sapiens Israeli subsidiaries have elected to file their tax returns under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, commencing in 2005, results of those subsidiaries for tax purposes are measured in U.S. dollars.

b.	Subsidiaries outside Israel:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective jurisdictions of domicile. None-of Israeli income taxes, foreign withholding taxes nor deferred income taxes has been provided in relation to undistributed earnings of the non-Israelis subsidiaries. This is because the Company intends to reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

c.	Net operating loss carryforwards:

Formula

Formula had cumulative losses for tax purposes as of December 31, 2012 totaling approximately $ 67,800 (as of December 31, 2011, the amount was $ 65,600), which can be carried forward and offset against taxable income in the future for an indefinite period,

Matrix

Matrix had cumulative losses for tax purposes as of December 31, 2012 totaling approximately $ 38,100 (as of December 31, 2011, the amount was $ 43,400), which can be carried forward and offset against taxable income in the future for an indefinite period,

Magic

As of December 31, 2012, Magic and its Israeli subsidiaries had operating loss carryforwards of $ 19,596, which can be carried forward and offset against taxable income in the future for an indefinite period. Magic's subsidiaries in Europe had estimated total available tax loss carryforwards of $ 5,199 as of December 31, 2012, to offset against future taxable income. Magic's subsidiaries in the U.S. had estimated total available tax loss carryforwards of $ 3,835 as of December 31, 2012, which can be carried forward and offset against taxable income for a period of up to 20 years, from the year the loss was incurred.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Sapiens

As of December 31, 2012, certain subsidiaries of Sapiens had tax loss carry-forwards totaling approximately $ 54,400 which can be carried forward and offset against taxable income with expiration dates ranging from 2013 and onwards. Most of these carry-forward tax losses have no expiration date.

Formula and its subsidiaries had cumulative losses for tax purposes as of December 31, 2012 totaling approximately $ 188,600 (as of December 31, 2011, the amount was $ 148,400), of which $ 162,600 was in respect of companies in Israel which can be carried forward and offset against taxable income in the future for an indefinite period, and approximately $ 26,000 of which was in respect of companies abroad (as of December 31, 2011, that amount was $ 9,800).

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on a consideration of these factors, the Company recorded a valuation allowance as detailed in Note 16(e) below.

d.	Income tax assessments:

Formula and its subsidiaries are routinely examined by various taxing authorities. Below is a summary of the income tax assessments of Formula and its subsidiaries:

Formula

Formula's tax years 2009 through 2012 remain subject to examination by the Israeli Tax Authorities.

Matrix

Matrix and its subsidiaries have final tax assessments as of the year 2010 and 2008, respectively.

Magic

Magic (the Israeli entity) and its Israeli subsidiaries have received final tax assessments through the year 2008. Non-Israeli subsidiaries of Magic are taxed according to the tax laws in their respective jurisdictions of domicile. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to adjustment for foreign tax credits) and foreign withholding taxes.

Sapiens

As of December 31, 2012, most of the Sapiens' Israeli subsidiaries are subject to Israeli income tax audits for the tax years 2008 through 2012, to U.S. federal income tax audits for the tax years of 2009 through 2012.

e.	Deferred taxes:

1.	Composition:

	December 31,
	2011	2012

Net operating losses carried forward	33,753	44,822
Allowances, reserves and intangible assets	4,651	592
Capitalized software costs	(1,575)	(3,140)
Differences in measurement basis (cash basis for tax purposes)	(6,745)	(6,770)

	30,084	35,504
Valuation allowance	(19,984)	(25,419)

Total	10,100	10,085

2.	Presentation in balance sheets:

	December 31,
	2011	2012

Other current assets	6,254	7,527
Other non-current assets	11,630	13,618
Other current liabilities	(2,509)	(3,076)
Long-term liabilities	(5,275)	(7,984)

	10,100	(10,085)

f.	Income before taxes on income:

	Year ended December 31,
	2010	2011	2012

Domestic	31,153	32,692	37,430
Foreign	11,463	10,258	12,893

Total	42,616	42,950	50,323

g.	Income taxes included in the statements of income:

	Year ended December 31,
	2010	2011	2012

Current taxes:

Domestic	8,149	8,351	5,955
Foreign	1,750	1,136	1,113

	9,899	9,487	7,068
Deferred taxes:

Domestic	(4,004)	(3,948)	(453)
Foreign	649	150	(32)

Deferred taxes, net	(3,355)	(3,798)	(485)

Taxes on income	6,544	5,689	6,583

h.	Theoretical tax:

The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company's statements of income:

	Year ended December 31,
	2010	2011	2012

Income before income taxes, as per the statement of operations	42,616	42,950	50,323

Statutory tax rate in Israel	25%	24%	25%

Theoretical tax expense	10,654	10,308	12,581
Reconciliation:
Non-deductible expenses	238	1,539	1,965
Effect of different tax rates	631	922	547
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided, net	(3,438)	883	(761)
Effect of change in Israel tax rates	-	(1,606)	-
Prior year losses and temporary differences for which deferred taxes were recorded, net	(3,231)	(6,692)	(4,179)
Uncertain tax position	1,636	297	(1,260)
Taxes in respect of prior years	735	(707)	(2,456)
Other	(681)	745	146

Income taxes as per the statement of operations	6,544	5,689	6,583

Effective tax rate - in %	15.4%	13.2%	13.1%

i.	Uncertain tax positions:

During the years ended December 31, 2010, 2011 and 2012, Formula and its subsidiaries recorded $ 1,636, $ 297 and $ (1,260) of tax expenses (benefit), respectively.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula's subsidiaries is as follows:

Balance as of January 1, 2011	2,106

Increase related to current year tax positions	1,363
Decrease related to prior years' tax positions	(512)

Decrease due to deconsolidation of Sapiens	(400)

Balance as of December 31, 2011	2,557

Increase due to consolidation of Sapiens	1,566

Increase related to current year tax positions	66
Decrease related to prior years' tax positions	(401)

Settlements with tax authorities	(925)

Balance as of December 31, 2012	2,863

The Group recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2010, 2011 and 2012, the amounts recognized, on a consolidated basis, for interest and penalties expenses related to uncertain tax positions were $209, $ (154) and $ 97, respectively. In addition, the Group's consolidated liability for unrecognized tax benefits including accrued interest and penalties related to uncertain tax positions was $ 76 and $ 239 at December 31, 2011 and 2012, respectively, which is included within income tax accrual in the Group's consolidated balance sheets.

As of December 31, 2011 and 2012, there were no uncertain tax positions for which it was reasonably possible that the total amount of the Group's unrecognized tax benefits would significantly increase or decrease within 12 months.

As of December 31, 2012, the entire amount of unrecognized tax benefit (i.e., $2,863) could affect the Group's income tax provision and the effective tax rate.